Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flows disclosed in financing activities - Financial liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows		€ (518)
Financial liabilities, class [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	€ 32,475	33,525
Cash flows		166
Foreign exchange movement		(1,200)
Other		(16)
Balance at end of period		32,475
Perpetual bonds redeemable for shares, financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	1,234	1,212
Other		22
Balance at end of period		1,234
Bonds, financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	25,703	27,370
Cash flows		(460)
Foreign exchange movement		(1,104)
Balance at end of period		25,703
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	2,961	2,710
Cash flows		294
Foreign exchange movement		(54)
Other		11
Balance at end of period		2,961
Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	571	622
Cash flows		(96)
Other		45
Balance at end of period		571
Cash collateral received [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	21	541
Cash flows		(520)
Balance at end of period		21
NEU commercial papers [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	1,358	542
Cash flows		818
Foreign exchange movement		(2)
Balance at end of period		1,358
IFRS Bank Overdrafts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	193	278
Cash flows		(66)
Foreign exchange movement		(19)
Balance at end of period		193
Other financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	434	250
Cash flows		196
Foreign exchange movement		(21)
Other		9
Balance at end of period		434
Derivatives [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows		(66)
Foreign exchange movement		1,183
Other		11
Cash collateral paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows		(618)
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	1,078
Operating segments [member] | Telecom activities, operating segment [member] | Financial liabilities, class [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	32,475
Cash flows	930
Changes in the scope of consolidation	194
Foreign exchange movement	353
Other	67
Balance at end of period	34,019	32,475
Operating segments [member] | Telecom activities, operating segment [member] | Perpetual bonds redeemable for shares, financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	1,234
Cash flows	(443)
Other	31
Balance at end of period	822	1,234
Operating segments [member] | Telecom activities, operating segment [member] | Bonds, financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	25,703
Cash flows	1,136
Changes in the scope of consolidation	5
Foreign exchange movement	321
Other	(95)
Balance at end of period	27,070	25,703
Operating segments [member] | Telecom activities, operating segment [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	2,961
Cash flows	613
Changes in the scope of consolidation	14
Foreign exchange movement	20
Other	56
Balance at end of period	3,664	2,961
Operating segments [member] | Telecom activities, operating segment [member] | Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	571
Cash flows	(123)
Changes in the scope of consolidation	2
Foreign exchange movement	(1)
Other	135
Balance at end of period	584	571
Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral received [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	21
Cash flows	61
Balance at end of period	82	21
Operating segments [member] | Telecom activities, operating segment [member] | NEU commercial papers [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	1,358
Cash flows	(243)
Foreign exchange movement	0
Other	1
Balance at end of period	1,116	1,358
Operating segments [member] | Telecom activities, operating segment [member] | IFRS Bank Overdrafts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	193
Cash flows	82
Changes in the scope of consolidation	38
Foreign exchange movement	5
Balance at end of period	318	193
Operating segments [member] | Telecom activities, operating segment [member] | Other financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	434
Cash flows	(153)
Changes in the scope of consolidation	135
Foreign exchange movement	8
Other	(61)
Balance at end of period	363	€ 434
Operating segments [member] | Telecom activities, operating segment [member] | Derivatives [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	8
Foreign exchange movement	(339)
Other	62
Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	€ 140